UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: September 30, 2018

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Annual Report	September 30, 2018

QS

S&P 500 INDEX FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Legg Mason Partners Fund Advisor, LLC (“LMPFA”). The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

Fund objective

The Fund seeks to provide investment results that, before fees and expenses, correspond to the price and yield performance of the S&P 500® Index.

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of QS S&P 500 Index Fund for the twelve-month reporting period ended September 30, 2018. Please read on for a detailed look at prevailing economic and market conditions during the Fund’s reporting period and to learn how those conditions have affected Fund performance.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

October 31, 2018

II	QS S&P 500 Index Fund

Investment commentary

Economic review

Economic activity in the U.S. was mixed during the twelve months ended September 30, 2018 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that fourth quarter 2017 and first quarter 2018 U.S. gross domestic product (“GDP”)i growth was 2.3% and 2.2%, respectively. GDP growth then accelerated to 4.2% during the second quarter of 2018 — the strongest reading since the third quarter of 2014. Finally, the U.S. Department of Commerce’s initial reading for third quarter 2018 GDP growth — released after the reporting period ended — was 3.5%. The deceleration in GDP growth in the third quarter of 2018 reflected a downturn in exports and a deceleration in nonresidential fixed investment. Imports increased in the third quarter after decreasing in the second. These movements were partly offset by an upturn in private inventory investment.

Job growth in the U.S. was solid overall and supported the economy during the reporting period. As reported by the U.S. Department of Labor, when the reporting period ended on September 30, 2018, the unemployment rate was 3.7%, versus 4.1% when the period began. September 2018’s reading was the lowest unemployment rate since 1969. The percentage of longer-term unemployed also declined during the reporting period. In September 2018, 22.9% of Americans looking for a job had been out of work for more than six months, versus 24.8% when the period began.

Looking back, at its meeting that concluded on September 20, 2017, the Federal Reserve Board (the “Fed”)ii kept the federal funds rateiii on hold, but reiterated its intention to begin reducing its balance sheet, saying, “In October, the Committee will initiate the balance sheet normalization program….” At its meeting that ended on December 13, 2017, the Fed raised rates to a range between 1.25% and 1.50%. As expected, the Fed kept rates on hold at its meeting that concluded on January 31, 2018. However, at its meeting that ended on March 21, 2018, the Fed again raised the federal funds rate, moving it to a range between 1.50% and 1.75%. At its meeting that concluded on June 13, 2018, the Fed raised the federal funds rate to a range between 1.75% and 2.00%. Finally, at its meeting that ended on September 26, 2018, the Fed raised the federal funds rate to a range between 2.00% and 2.25%.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

October 31, 2018

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

QS S&P 500 Index Fund	III

Investment commentary (cont’d)

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

IV	QS S&P 500 Index Fund

Fund overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to provide investment results that, before fees and expenses, correspond to the price and yield performance of the S&P 500 Index (the “Index”)i. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, or other investments with similar economic characteristics, included in the Index. The Fund generally is fully invested in stocks included in the Index. The Fund holds a broadly diversified portfolio of common stocks that is comparable to the Index in terms of economic sector weightings, market capitalization and liquidity. The Fund may use derivatives to track the performance of or to stimulate full investment in the Index.

The Fund is managed as a “pure” index fund. As portfolio managers, we do not evaluate individual companies to identify attractive investment candidates for the Fund. Instead, we attempt to mirror the investment performance of the Index as closely as possible by reviewing daily and adjusting when necessary the Fund’s portfolio to reflect the companies included in the Index and their weightings.

Like most index funds, the Fund does not mirror the Index exactly because, unlike the Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemptions requests and pay the Fund’s expenses. The Fund’s returns may be below those of the Index because of the Fund’s operating expenses. The Fund’s ability to replicate the performance of the Index will depend, to some extent, on the given cash flows into and out of the Fund. The Fund will make investment changes to accommodate these cash flows and to maximize the similarity of the Fund’s assets to those of the Index.

Q. What were the overall market conditions during the Fund’s reporting period?

A. U.S. large cap equities as represented by the Index hit all-time highs during the twelve-month reporting period ended September 30, 2018. All sectors posted gains, with almost half in double digits. The market generally benefited from strong economic statistics and muted inflation.

The final quarter of 2017 saw strong corporate profits and a positive outlook for 2018, driven by the reduction in the U.S. corporate tax rates mandated by the tax overhaul approved in late December 2017. The housing market, including new home starts, and job growth remained strong; sentiment has been positive for both business and consumers. Manufacturing also saw advances over the quarter. Rising oil prices did not appear to be a headwind for consumers, nor did a season of notable natural disasters across the southern and western U.S.

Global equities experienced significant volatility during the first quarter of 2018. Despite a backdrop of solid and synchronized global economic growth, most major equity markets including the U.S. entered correction territory in early February 2018. This downturn was followed by a rally and, as the quarter progressed, markets alternated between “risk on” to “risk off” periods, multiple times, quite abruptly. Investor fears of rapid interest rates increases, potential trade wars between the U.S. and China and the possible regulation of the technology industry caused several sell-offs. The U.S. equity market saw more than 20 days with

QS S&P 500 Index Fund 2018 Annual Report	1

Fund overview (cont’d)

gains or losses of more than 1% during the first quarter of 2018.

Equity market performance in the second quarter of 2018 was positive in the U.S. and only a few other developed markets. As in 2017 and the start of 2018, equity market performance was driven by a narrow segment of stocks; despite bouts of volatility during the first half of 2018, the rally in momentum/growth stocks continued, as investors seemed to be focused on seeking growth while disregarding valuations. For the first half of 2018, large technology stocks were the drivers of most of the market’s gains. Corporate earnings data was positive, setting the stage for the U.S. Federal Reserve Board (the “Fed”)ii to hike rates in June 2018.

In the final quarter of the reporting period, the U.S. equity market again had the best regional performance. A variety of positive economic and macro data points provided support to equities, including below-average volatility, low jobless claims, strength in manufacturing data, and rising consumer confidence.

Q. How did we respond to these changing market conditions?

A. The Fund is not actively managed. It is managed as a “pure” index fund. Like most index funds, we replicate the holdings of the Index to the extent possible, given cash flows into and out of the Fund. No change in the investment process was required due to changing conditions. The Fund utilized S&P 500 Index futures contracts to equitize its cash position. These derivative positions contributed to results during the reporting period.

Performance review

For the twelve months ended September 30, 2018, Class A shares of QS S&P 500 Index Fund returned 17.19%. The Fund’s unmanaged benchmark, the S&P 500 Index, returned 17.91% for the same period. The Lipper S&P 500 Index Funds Category Average1 returned 17.40% over the same time frame.

Performance Snapshot as of September 30, 2018 (unaudited)
	6 months	12 months
QS S&P 500 Index Fund:
Class A	11.02%	17.19%
Class D	11.18%	17.40%
S&P 500 Index	11.41%	17.91%
Lipper S&P 500 Index Funds Category Average[1]	11.16%	17.40%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include the deduction of taxes that a shareholder would pay on Fund distributions. Performance figures for periods shorter than one

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended September 30, 2018, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 124 funds for the six-month period and among the 123 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges, if any.

2	QS S&P 500 Index Fund 2018 Annual Report

year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated February 1, 2018, the gross total annual fund operating expense ratios for Class A and Class D shares were 0.60% and 0.44%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.59% for Class A shares and 0.39% for Class D shares. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Q. What were the leading contributors to performance?

A. The Consumer Discretionary sector had the best return in the Index during the reporting period, followed by the Information Technology (“IT”) and Health Care sectors; all had double-digit returns as well as meaningful Index weights. As the largest sector in the Index and with such a strong return, IT was the largest sector contributor overall. The strongest contributor at the security level was Amazon.com, Inc. with a return of over 100% in the Index, followed by Apple Inc. and Microsoft Corporation with returns of 48% and 56%, respectively.

Q. What were the leading detractors from performance?

A. While all sectors posted positive returns during the reporting period, the weakest returns were in the Communication Services1, Consumer Staples and Utilities sectors, all with returns of less than 3% in the Index. By virtue of return and weight in the Index, these sectors were also the largest detractors from performance. The biggest detractors at the security level by virtue of return and weight in the Index were General Electric Company, which suffered a series of disappointments in its power segment, Celgene Corporation, a biotech firm which saw its earnings projections slashed early in the reporting period on news that it was stopping a clinical trial on a drug to treat Crohn’s disease and Philip Morris International Inc., which is suffering from a lagging tobacco industry, all with double digit negative returns.

[1]

As of September 28, 2018, the Telecommunication Services sector was broadened to include some companies previously classified in the Consumer Discretionary and Information Technology sectors and renamed the Communication Services sector.

QS S&P 500 Index Fund 2018 Annual Report	3

Fund overview (cont’d)

Thank you for your investment in QS S&P 500 Index Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

QS Investors, LLC.

October 22, 2018

RISKS: Stock prices are subject to market fluctuations. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise the S&P 500 Index or to adjust for relative weightings. The Fund does not mirror the S&P 500 Index exactly because, unlike the S&P 500 Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund’s expenses. The Fund’s performance will be influenced by political, social and economic factors affecting investments in companies in foreign countries. The Fund may use derivatives, such as futures and options on securities or securities indexes and options on futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

Portfolio holdings and breakdowns are as of September 30, 2018 and are subject to change and may not be representative of the portfolio manager’s current or future investments. The Fund’s top ten holdings (as a percentage of net assets) as of this September 30, 2018 were: Apple Inc. (4.2%), Microsoft Corp. (3.5%), Amazon.com Inc. (3.1%), Berkshire Hathaway Inc. (1.7%), Facebook Inc. (1.6%), JPMorgan Chase & Co. (1.5%), Johnson & Johnson (1.5%), Alphabet Inc. Class C Shares (1.5%), Alphabet Inc. Class A Shares (1.5%) and Exxon Mobil Corp. (1.4%). Please refer to pages 9 through 26 for a list and percentage breakdown of the Fund’s holdings.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. The Fund’s top five sector holdings (as a percentage of net assets) as of September 30, 2018 were: Information Technology (20.8%), Health Care (14.9%), Financials (13.2%), Consumer Discretionary (10.3%) and Communication Services (9.9%). The Fund’s portfolio composition is subject to change at any time.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

4	QS S&P 500 Index Fund 2018 Annual Report

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of September 30, 2018 and September 30, 2017 and does not include futures contracts. The composition of the Fund’s investments is subject to change at any time.

[1]

As of September 28, 2018, the Telecommunication Services sector was broadened to include some companies previously classified in the Consumer Discretionary and Information Technology sectors and renamed the Communication Services sector.

QS S&P 500 Index Fund 2018 Annual Report	5

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on April 1, 2018 and held for the six months ended September 30, 2018.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	11.02%	$1,000.00	$1,110.20	0.59%	$3.12	Class A	5.00%	$1,000.00	$1,022.11	0.59%	$2.99
Class D	11.18	1,000.00	1,111.80	0.39	2.06	Class D	5.00	1,000.00	1,023.11	0.39	1.98

[1]	For the six months ended September 30, 2018.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

6	QS S&P 500 Index Fund 2018 Annual Report

Fund performance (unaudited)

Average annual total returns[1]
	Class A	Class D
Twelve Months Ended 9/30/18	17.19%	17.40%
Five Years Ended 9/30/18	13.28	13.52
Ten Years Ended 9/30/18	11.36	11.59

Cumulative total returns[1]
Class A (9/30/08 through 9/30/18)	193.34%
Class D (9/30/08 through 9/30/18)	199.34

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value.

QS S&P 500 Index Fund 2018 Annual Report	7

Fund performance (unaudited) (cont’d)

Historical performance

Value of $10,000 invested

Class A Shares of QS S&P 500 Index Fund vs. S&P 500 Index† — September 2008 - September 2018

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in Class A shares of QS S&P 500 Index Fund on September 30, 2008, assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through September 30, 2018. The hypothetical illustration also assumes a $10,000 investment in the S&P 500 Index. The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund’s other class may be greater or less than the Class A shares performance indicated on this chart, depending on whether greater or lesser fees were incurred by shareholders investing in the other class.

8	QS S&P 500 Index Fund 2018 Annual Report

Schedule of investments

September 30, 2018

QS S&P 500 Index Fund

Security	Shares	Value
Common Stocks — 99.0%
Communication Services — 9.9%
Diversified Telecommunication Services — 1.9%
AT&T Inc.	82,717	$ 2,777,637
CenturyLink Inc.	11,742	248,930
Verizon Communications Inc.	46,969	2,507,675
Total Diversified Telecommunication Services		5,534,242
Entertainment — 2.2%
Activision Blizzard Inc.	8,628	717,763
Electronic Arts Inc.	3,404	410,148	*
Netflix Inc.	4,945	1,850,073	*
Take-Two Interactive Software Inc.	1,162	160,344	*
Twenty-First Century Fox Inc., Class A Shares	12,371	573,148
Twenty-First Century Fox Inc., Class B Shares	6,052	277,303
Viacom Inc., Class B Shares	4,290	144,830
Walt Disney Co.	16,876	1,973,479
Total Entertainment		6,107,088
Interactive Media & Services — 4.6%
Alphabet Inc., Class A Shares	3,410	4,116,143	*
Alphabet Inc., Class C Shares	3,542	4,227,271	*
Facebook Inc., Class A Shares	27,712	4,557,516	*
TripAdvisor Inc.	1,003	51,223	*
Twitter Inc.	7,930	225,688	*
Total Interactive Media & Services		13,177,841
Media — 1.2%
CBS Corp., Class B Shares, Non Voting Shares	4,244	243,818
Charter Communications Inc., Class A Shares	2,067	673,594	*
Comcast Corp., Class A Shares	51,944	1,839,337
Discovery Inc., Class A Shares	1,990	63,680	*
Discovery Inc., Class C Shares	4,184	123,763	*
DISH Network Corp., Class A Shares	2,780	99,413	*
Interpublic Group of Cos. Inc.	5,209	119,130
News Corp., Class A Shares	4,518	59,592
News Corp., Class B Shares	933	12,689
Omnicom Group Inc.	2,382	162,024
Total Media		3,397,040
Total Communication Services		28,216,211

See Notes to Financial Statements.

QS S&P 500 Index Fund 2018 Annual Report	9

Schedule of investments (cont’d)

September 30, 2018

QS S&P 500 Index Fund

Security	Shares	Value
Consumer Discretionary — 10.3%
Auto Components — 0.2%
Aptiv PLC	2,828	$237,270
BorgWarner Inc.	2,590	110,800
Goodyear Tire & Rubber Co.	3,244	75,877
Total Auto Components		423,947
Automobiles — 0.3%
Ford Motor Co.	43,360	401,080
General Motors Co.	14,591	491,279
Harley-Davidson Inc.	1,472	66,682
Total Automobiles		959,041
Distributors — 0.1%
Genuine Parts Co.	1,813	180,212
LKQ Corp.	3,970	125,730	*
Total Distributors		305,942
Diversified Consumer Services — 0.0%
H&R Block Inc.	2,388	61,491
Hotels, Restaurants & Leisure — 1.7%
Carnival Corp.	4,964	316,554
Chipotle Mexican Grill Inc.	273	124,084	*
Darden Restaurants Inc.	1,476	164,116
Hilton Worldwide Holdings Inc.	3,775	304,944
Marriott International Inc., Class A Shares	3,159	417,083
McDonald’s Corp.	9,019	1,508,789
MGM Resorts International	5,820	162,436
Norwegian Cruise Line Holdings Ltd.	2,140	122,900	*
Royal Caribbean Cruises Ltd.	1,870	242,988
Starbucks Corp.	15,868	901,937
Wynn Resorts Ltd.	1,230	156,284
Yum! Brands Inc.	3,557	323,367
Total Hotels, Restaurants & Leisure		4,745,482
Household Durables — 0.3%
D.R. Horton Inc.	4,017	169,437
Garmin Ltd.	1,249	87,493
Leggett & Platt Inc.	1,381	60,474
Lennar Corp., Class A Shares	2,944	137,455
Mohawk Industries Inc.	739	129,584	*
Newell Brands Inc.	5,880	119,364

See Notes to Financial Statements.

10	QS S&P 500 Index Fund 2018 Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Household Durables — continued
PulteGroup Inc.	2,747	$68,043
Whirlpool Corp.	779	92,506
Total Household Durables		864,356
Internet & Direct Marketing Retail — 3.9%
Amazon.com Inc.	4,709	9,432,127	*
Booking Holdings Inc.	546	1,083,264	*
eBay Inc.	10,272	339,181	*
Expedia Group Inc.	1,443	188,283
Total Internet & Direct Marketing Retail		11,042,855
Leisure Products — 0.1%
Hasbro Inc.	1,422	149,481
Mattel Inc.	4,278	67,164	*
Total Leisure Products		216,645
Multiline Retail — 0.5%
Dollar General Corp.	3,243	354,460
Dollar Tree Inc.	2,662	217,086	*
Kohl’s Corp.	1,562	116,447
Macy’s Inc.	3,129	108,670
Nordstrom Inc.	1,057	63,219
Target Corp.	6,280	553,959
Total Multiline Retail		1,413,841
Specialty Retail — 2.4%
Advance Auto Parts Inc.	784	131,971
AutoZone Inc.	333	258,308	*
Best Buy Co. Inc.	2,856	226,652
CarMax Inc.	2,289	170,920	*
Foot Locker Inc.	1,045	53,274
Gap Inc.	2,770	79,914
Home Depot Inc.	13,131	2,720,087
L Brands Inc.	2,818	85,385
Lowe’s Cos. Inc.	9,533	1,094,579
O’Reilly Automotive Inc.	922	320,229	*
Ross Stores Inc.	4,498	445,752
Tiffany & Co.	1,245	160,568
TJX Cos. Inc.	7,320	819,986
Tractor Supply Co.	1,256	114,145
Ulta Beauty Inc.	717	202,280	*
Total Specialty Retail		6,884,050

See Notes to Financial Statements.

QS S&P 500 Index Fund 2018 Annual Report	11

Schedule of investments (cont’d)

September 30, 2018

QS S&P 500 Index Fund

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.8%
Hanesbrands Inc.	4,800	$88,464
Michael Kors Holdings Ltd.	1,513	103,731	*
NIKE Inc., Class B Shares	14,680	1,243,690
PVH Corp.	917	132,415
Ralph Lauren Corp.	631	86,794
Tapestry Inc.	3,278	164,785
Under Armour Inc., Class A Shares	2,300	48,806	*
Under Armour Inc., Class C Shares	2,316	45,069	*
VF Corp.	3,893	363,801
Total Textiles, Apparel & Luxury Goods		2,277,555
Total Consumer Discretionary		29,195,205
Consumer Staples — 6.6%
Beverages — 1.7%
Brown-Forman Corp., Class B Shares	1,828	92,405
Coca-Cola Co.	43,717	2,019,288
Constellation Brands Inc., Class A Shares	2,015	434,474
Molson Coors Brewing Co., Class B Shares	2,269	139,544
Monster Beverage Corp.	4,561	265,815	*
PepsiCo Inc.	16,128	1,803,111
Total Beverages		4,754,637
Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	4,954	1,163,595
Kroger Co.	9,136	265,949
Sysco Corp.	5,396	395,257
Walgreens Boots Alliance Inc.	9,635	702,391
Walmart Inc.	16,471	1,546,792
Total Food & Staples Retailing		4,073,984
Food Products — 1.0%
Archer-Daniels-Midland Co.	6,730	338,317
Campbell Soup Co.	2,523	92,417
Conagra Brands Inc.	4,083	138,699
General Mills Inc.	6,326	271,512
Hershey Co.	1,514	154,428
Hormel Foods Corp.	3,182	125,371
JM Smucker Co.	1,187	121,798
Kellogg Co.	2,585	181,002
Kraft Heinz Co.	7,014	386,542
McCormick & Co. Inc., Non Voting Shares	1,531	201,709

See Notes to Financial Statements.

12	QS S&P 500 Index Fund 2018 Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Food Products — continued
Mondelez International Inc., Class A Shares	17,106	$734,874
Tyson Foods Inc., Class A Shares	3,274	194,901
Total Food Products		2,941,570
Household Products — 1.4%
Church & Dwight Co. Inc.	2,549	151,334
Clorox Co.	1,434	215,688
Colgate-Palmolive Co.	10,027	671,308
Kimberly-Clark Corp.	3,938	447,514
Procter & Gamble Co.	28,634	2,383,208
Total Household Products		3,869,052
Personal Products — 0.1%
Coty Inc., Class A Shares	6,050	75,988
Estee Lauder Cos. Inc., Class A Shares	2,538	368,822
Total Personal Products		444,810
Tobacco — 1.0%
Altria Group Inc.	21,395	1,290,333
Philip Morris International Inc.	17,667	1,440,567
Total Tobacco		2,730,900
Total Consumer Staples		18,814,953
Energy — 5.9%
Energy Equipment & Services — 0.7%
Baker Hughes a GE Co.	4,273	144,556
Halliburton Co.	10,174	412,352
Helmerich & Payne Inc.	1,517	104,324
National Oilwell Varco Inc.	4,715	203,122
Schlumberger Ltd.	15,682	955,347
TechnipFMC PLC	4,355	136,094
Total Energy Equipment & Services		1,955,795
Oil, Gas & Consumable Fuels — 5.2%
Anadarko Petroleum Corp.	5,725	385,922
Andeavor	1,557	238,999
Apache Corp.	4,731	225,527
Cabot Oil & Gas Corp.	5,836	131,427
Chevron Corp.	22,290	2,725,621
Cimarex Energy Co.	1,200	111,528
Concho Resources Inc.	2,150	328,412	*
ConocoPhillips	13,352	1,033,445
Devon Energy Corp.	5,690	227,259
EOG Resources Inc.	6,784	865,435
EQT Corp.	2,919	129,107

See Notes to Financial Statements.

QS S&P 500 Index Fund 2018 Annual Report	13

Schedule of investments (cont’d)

September 30, 2018

QS S&P 500 Index Fund

Security	Shares	Value
Oil, Gas & Consumable Fuels — continued
Exxon Mobil Corp.	48,334	$4,109,357
Hess Corp.	3,191	228,412
HollyFrontier Corp.	1,992	139,241
Kinder Morgan Inc.	21,418	379,741
Marathon Oil Corp.	10,049	233,941
Marathon Petroleum Corp.	5,163	412,885
Newfield Exploration Co.	2,620	75,535	*
Noble Energy Inc.	5,769	179,935
Occidental Petroleum Corp.	8,628	708,963
ONEOK Inc.	4,646	314,952
Phillips 66	4,780	538,802
Pioneer Natural Resources Co.	1,883	328,000
Valero Energy Corp.	4,852	551,915
Williams Cos. Inc.	13,728	373,264
Total Oil, Gas & Consumable Fuels		14,977,625
Total Energy		16,933,420
Financials — 13.2%
Banks — 5.8%
Bank of America Corp.	107,404	3,164,122
BB&T Corp.	9,313	452,053
Citigroup Inc.	29,247	2,098,180
Citizens Financial Group Inc.	5,426	209,281
Comerica Inc.	2,037	183,737
Fifth Third Bancorp	7,961	222,271
Huntington Bancshares Inc.	9,409	140,382
JPMorgan Chase & Co.	38,779	4,375,822
KeyCorp	9,196	182,909
M&T Bank Corp.	1,672	275,111
People’s United Financial Inc.	4,395	75,242
PNC Financial Services Group Inc.	5,488	747,411
Regions Financial Corp.	12,941	237,467
SunTrust Banks Inc.	5,379	359,264
SVB Financial Group	517	160,699	*
US Bancorp	17,836	941,919
Wells Fargo & Co.	49,845	2,619,853
Zions Bancorp	2,608	130,791
Total Banks		16,576,514
Capital Markets — 2.7%
Affiliated Managers Group Inc.	645	88,184

See Notes to Financial Statements.

14	QS S&P 500 Index Fund 2018 Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Capital Markets — continued
Ameriprise Financial Inc.	1,723	$254,418
Bank of New York Mellon Corp.	10,028	511,328
BlackRock Inc.	1,478	696,626
Cboe Global Markets Inc.	1,390	133,384
Charles Schwab Corp.	13,591	667,998
CME Group Inc.	3,970	675,734
E*TRADE Financial Corp.	3,304	173,097	*
Franklin Resources Inc.	3,205	97,464
Goldman Sachs Group Inc.	3,950	885,748
Intercontinental Exchange Inc.	6,470	484,538
Invesco Ltd.	5,259	120,326
Moody’s Corp.	1,792	299,623
Morgan Stanley	14,625	681,086
MSCI Inc.	1,100	195,151
Nasdaq Inc.	1,123	96,353
Northern Trust Corp.	2,826	288,619
Raymond James Financial Inc.	1,200	110,460
S&P Global Inc.	2,860	558,816
State Street Corp.	4,195	351,457
T Rowe Price Group Inc.	2,722	297,188
Total Capital Markets		7,667,598
Consumer Finance — 0.7%
American Express Co.	7,940	845,531
Capital One Financial Corp.	5,307	503,793
Discover Financial Services	3,949	301,901
Synchrony Financial	8,465	263,092
Total Consumer Finance		1,914,317
Diversified Financial Services — 1.7%
Berkshire Hathaway Inc., Class B Shares	22,269	4,768,016	*
Jefferies Financial Group Inc.	3,299	72,446
Total Diversified Financial Services		4,840,462
Insurance — 2.3%
Aflac Inc.	8,538	401,884
Allstate Corp.	3,858	380,785
American International Group Inc.	10,131	539,374
Aon PLC	2,941	452,267
Arthur J Gallagher & Co.	2,300	171,212
Assurant Inc.	718	77,508
Brighthouse Financial Inc.	1,140	50,434	*

See Notes to Financial Statements.

QS S&P 500 Index Fund 2018 Annual Report	15

Schedule of investments (cont’d)

September 30, 2018

QS S&P 500 Index Fund

Security	Shares	Value
Insurance — continued
Chubb Ltd.	5,458	$729,407
Cincinnati Financial Corp.	2,135	163,989
Everest Re Group Ltd.	561	128,172
Hartford Financial Services Group Inc.	3,849	192,296
Lincoln National Corp.	2,778	187,959
Loews Corp.	2,767	138,986
Marsh & McLennan Cos. Inc.	5,831	482,340
MetLife Inc.	11,363	530,879
Principal Financial Group Inc.	3,019	176,883
Progressive Corp.	6,614	469,859
Prudential Financial Inc.	4,749	481,169
Torchmark Corp.	1,095	94,926
Travelers Cos. Inc.	3,108	403,139
Unum Group	2,913	113,811
Willis Towers Watson PLC	1,392	196,188
Total Insurance		6,563,467
Total Financials		37,562,358
Health Care — 14.9%
Biotechnology — 2.6%
AbbVie Inc.	17,185	1,625,357
Alexion Pharmaceuticals Inc.	2,616	363,650	*
Amgen Inc.	7,416	1,537,263
Biogen Inc.	2,233	788,941	*
Celgene Corp.	8,106	725,406	*
Gilead Sciences Inc.	14,858	1,147,186
Incyte Corp.	2,078	143,548	*
Regeneron Pharmaceuticals Inc.	884	357,172	*
Vertex Pharmaceuticals Inc.	2,876	554,320	*
Total Biotechnology		7,242,843
Health Care Equipment & Supplies — 3.2%
Abbott Laboratories	19,932	1,462,212
ABIOMED Inc.	500	224,875	*
Align Technology Inc.	814	318,453	*
Baxter International Inc.	5,439	419,293
Becton, Dickinson & Co.	3,005	784,305
Boston Scientific Corp.	15,895	611,957	*
Cooper Cos. Inc.	640	177,376
Danaher Corp.	7,240	786,698
Dentsply Sirona Inc.	2,851	107,597

See Notes to Financial Statements.

16	QS S&P 500 Index Fund 2018 Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Health Care Equipment & Supplies — continued
Edwards Lifesciences Corp.	2,461	$428,460	*
Hologic Inc.	3,260	133,595	*
IDEXX Laboratories Inc.	959	239,424	*
Intuitive Surgical Inc.	1,302	747,348	*
Medtronic PLC	15,366	1,511,553
ResMed Inc.	1,710	197,231
Stryker Corp.	3,656	649,598
Varian Medical Systems Inc.	935	104,655	*
Zimmer Biomet Holdings Inc.	2,194	288,445
Total Health Care Equipment & Supplies		9,193,075
Health Care Providers & Services — 3.4%
Aetna Inc.	3,692	748,922
AmerisourceBergen Corp.	2,015	185,823
Anthem Inc.	2,962	811,736
Cardinal Health Inc.	3,864	208,656
Centene Corp.	2,269	328,506	*
Cigna Corp.	2,720	566,440
CVS Health Corp.	11,435	900,163
DaVita Inc.	1,479	105,941	*
Envision Healthcare Corp.	1,470	67,223	*
Express Scripts Holding Co.	6,381	606,259	*
HCA Healthcare Inc.	3,301	459,235
Henry Schein Inc.	1,642	139,619	*
Humana Inc.	1,620	548,403
Laboratory Corp. of America Holdings	1,203	208,937	*
McKesson Corp.	2,205	292,493
Quest Diagnostics Inc.	1,711	184,634
UnitedHealth Group Inc.	10,993	2,924,578
Universal Health Services Inc., Class B Shares	799	102,144
WellCare Health Plans Inc.	560	179,475	*
Total Health Care Providers & Services		9,569,187
Health Care Technology — 0.1%
Cerner Corp.	3,755	241,859	*
Life Sciences Tools & Services — 0.9%
Agilent Technologies Inc.	3,664	258,459
Illumina Inc.	1,671	613,357	*
IQVIA Holdings Inc.	2,069	268,432	*
Mettler-Toledo International Inc.	286	174,168	*

See Notes to Financial Statements.

QS S&P 500 Index Fund 2018 Annual Report	17

Schedule of investments (cont’d)

September 30, 2018

QS S&P 500 Index Fund

Security	Shares	Value
Life Sciences Tools & Services — continued
PerkinElmer Inc.	999	$97,173
Thermo Fisher Scientific Inc.	4,571	1,115,690
Waters Corp.	803	156,328	*
Total Life Sciences Tools & Services		2,683,607
Pharmaceuticals — 4.7%
Allergan PLC	3,797	723,252
Bristol-Myers Squibb Co.	18,850	1,170,208
Eli Lilly & Co.	10,926	1,172,469
Johnson & Johnson	30,971	4,279,263
Merck & Co. Inc.	30,753	2,181,618
Mylan NV	5,798	212,207	*
Nektar Therapeutics	1,850	112,776	*
Perrigo Co. PLC	1,347	95,368
Pfizer Inc.	66,928	2,949,517
Zoetis Inc.	5,521	505,503
Total Pharmaceuticals		13,402,181
Total Health Care		42,332,752
Industrials — 9.6%
Aerospace & Defense — 2.7%
Arconic Inc.	4,439	97,702
Boeing Co.	6,088	2,264,127
General Dynamics Corp.	3,231	661,450
Harris Corp.	1,507	255,000
Huntington Ingalls Industries Inc.	530	135,722
L3 Technologies Inc.	942	200,288
Lockheed Martin Corp.	2,829	978,721
Northrop Grumman Corp.	1,978	627,758
Raytheon Co.	3,263	674,332
Rockwell Collins Inc.	1,810	254,251
Textron Inc.	2,736	195,542
TransDigm Group Inc.	524	195,085	*
United Technologies Corp.	8,497	1,187,966
Total Aerospace & Defense		7,727,944
Air Freight & Logistics — 0.7%
CH Robinson Worldwide Inc.	1,644	160,980
Expeditors International of Washington Inc.	1,952	143,531
FedEx Corp.	2,780	669,396
United Parcel Service Inc., Class B Shares	7,849	916,371
Total Air Freight & Logistics		1,890,278

See Notes to Financial Statements.

18	QS S&P 500 Index Fund 2018 Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Airlines — 0.5%
Alaska Air Group Inc.	1,196	$82,357
American Airlines Group Inc.	5,125	211,816
Delta Air Lines Inc.	7,216	417,301
Southwest Airlines Co.	6,077	379,509
United Continental Holdings Inc.	2,621	233,426	*
Total Airlines		1,324,409
Building Products — 0.3%
Allegion PLC	1,271	115,114
AO Smith Corp.	1,780	94,999
Fortune Brands Home & Security Inc.	2,000	104,720
Johnson Controls International PLC	10,907	381,745
Masco Corp.	3,189	116,717
Total Building Products		813,295
Commercial Services & Supplies — 0.3%
Cintas Corp.	971	192,073
Copart Inc.	2,400	123,672	*
Republic Services Inc.	2,786	202,431
Stericycle Inc.	687	40,313	*
Waste Management Inc.	4,477	404,542
Total Commercial Services & Supplies		963,031
Construction & Engineering — 0.1%
Fluor Corp.	1,762	102,372
Jacobs Engineering Group Inc.	1,331	101,822
Quanta Services Inc.	1,672	55,811	*
Total Construction & Engineering		260,005
Electrical Equipment — 0.5%
AMETEK Inc.	2,761	218,450
Eaton Corp. PLC	4,990	432,783
Emerson Electric Co.	6,990	535,294
Rockwell Automation Inc.	1,523	285,593
Total Electrical Equipment		1,472,120
Industrial Conglomerates — 1.5%
3M Co.	6,740	1,420,185
General Electric Co.	98,115	1,107,718
Honeywell International Inc.	8,541	1,421,223
Roper Technologies Inc.	1,136	336,495
Total Industrial Conglomerates		4,285,621

See Notes to Financial Statements.

QS S&P 500 Index Fund 2018 Annual Report	19

Schedule of investments (cont’d)

September 30, 2018

QS S&P 500 Index Fund

Security	Shares	Value
Machinery — 1.5%
Caterpillar Inc.	6,863	$1,046,539
Cummins Inc.	1,745	254,892
Deere & Co.	3,590	539,685
Dover Corp.	1,361	120,489
Flowserve Corp.	1,680	91,879
Fortive Corp.	3,837	323,076
Illinois Tool Works Inc.	3,670	517,911
Ingersoll-Rand PLC	2,751	281,427
PACCAR Inc.	3,723	253,871
Parker-Hannifin Corp.	1,369	251,800
Pentair PLC	1,988	86,180
Snap-on Inc.	634	116,402
Stanley Black & Decker Inc.	1,704	249,534
Xylem Inc.	2,084	166,449
Total Machinery		4,300,134
Professional Services — 0.3%
Equifax Inc.	1,441	188,151
IHS Markit Ltd.	3,900	210,444	*
Nielsen Holdings PLC	3,464	95,814
Robert Half International Inc.	1,065	74,955
Verisk Analytics Inc.	1,678	202,283	*
Total Professional Services		771,647
Road & Rail — 1.0%
CSX Corp.	9,535	706,067
J.B. Hunt Transport Services Inc.	931	110,733
Kansas City Southern	1,296	146,811
Norfolk Southern Corp.	3,227	582,473
Union Pacific Corp.	8,296	1,350,838
Total Road & Rail		2,896,922
Trading Companies & Distributors — 0.2%
Fastenal Co.	3,137	182,009
United Rentals Inc.	1,018	166,545	*
WW Grainger Inc.	488	174,416
Total Trading Companies & Distributors		522,970
Total Industrials		27,228,376
Information Technology — 20.8%
Communications Equipment — 1.1%
Arista Networks Inc.	550	146,223	*
Cisco Systems Inc.	52,451	2,551,741

See Notes to Financial Statements.

20	QS S&P 500 Index Fund 2018 Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Communications Equipment — continued
F5 Networks Inc.	818	$163,126	*
Juniper Networks Inc.	4,447	133,277
Motorola Solutions Inc.	1,982	257,937
Total Communications Equipment		3,252,304
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A Shares	3,264	306,881
Corning Inc.	8,695	306,934
FLIR Systems Inc.	1,536	94,418
IPG Photonics Corp.	440	68,671	*
TE Connectivity Ltd.	4,050	356,116
Total Electronic Equipment, Instruments & Components		1,133,020
IT Services — 4.8%
Akamai Technologies Inc.	2,096	153,322	*
Alphabet Inc., Class A Shares	3,410	4,116,143	*
Alphabet Inc., Class C Shares	3,542	4,227,271	*
Accenture PLC, Class A Shares	7,297	1,241,949
Alliance Data Systems Corp.	617	145,711
Automatic Data Processing Inc.	5,038	759,025
Broadridge Financial Solutions Inc.	1,405	185,390
Cognizant Technology Solutions Corp., Class A Shares	6,645	512,662
DXC Technology Co.	3,480	325,450
Fidelity National Information Services Inc.	3,706	404,213
Fiserv Inc.	4,846	399,214	*
FleetCor Technologies Inc.	1,000	227,840	*
Gartner Inc.	1,110	175,935	*
Global Payments Inc.	1,556	198,234
International Business Machines Corp.	10,383	1,570,013
Mastercard Inc., Class A Shares	10,545	2,347,422
Paychex Inc.	3,605	265,508
PayPal Holdings Inc.	13,576	1,192,516	*
Total System Services, Inc.	1,857	183,360
VeriSign Inc.	1,368	219,044	*
Visa Inc., Class A Shares	20,399	3,061,686
Western Union Co.	4,242	80,853
Total IT Services		13,649,347
Semiconductors & Semiconductor Equipment — 3.9%
Advanced Micro Devices Inc.	9,039	279,215	*
Analog Devices Inc.	4,189	387,315
Applied Materials Inc.	11,287	436,243
Broadcom Ltd.	4,932	1,216,872

See Notes to Financial Statements.

QS S&P 500 Index Fund 2018 Annual Report	21

Schedule of investments (cont’d)

September 30, 2018

QS S&P 500 Index Fund

Security	Shares	Value
Semiconductors & Semiconductor Equipment — continued
Intel Corp.	52,942	$2,503,627
KLA-Tencor Corp.	1,687	171,585
Lam Research Corp.	1,933	293,236
Microchip Technology Inc.	2,762	217,949
Micron Technology Inc.	13,269	600,157	*
NVIDIA Corp.	7,093	1,993,275
Qorvo Inc.	1,650	126,869	*
QUALCOMM Inc.	16,030	1,154,641
Skyworks Solutions Inc.	1,921	174,254
Texas Instruments Inc.	11,138	1,194,996
Xilinx Inc.	3,066	245,801
Total Semiconductors & Semiconductor Equipment		10,996,035
Software — 5.9%
Adobe Systems Inc.	5,633	1,520,628	*
ANSYS Inc.	887	165,585	*
Autodesk Inc.	2,586	403,701	*
CA Inc.	3,528	155,761
Cadence Design Systems Inc.	2,948	133,603	*
Citrix Systems Inc.	1,611	179,079	*
Intuit Inc.	2,852	648,545
Microsoft Corp.	87,808	10,042,601
Oracle Corp.	32,354	1,668,172
Red Hat Inc.	2,025	275,967	*
salesforce.com Inc.	8,731	1,388,491	*
Symantec Corp.	7,599	161,707
Synopsys Inc.	1,860	183,415	*
Total Software		16,927,255
Technology Hardware, Storage & Peripherals — 4.7%
Apple Inc.	52,620	11,878,439
Hewlett Packard Enterprise Co.	17,869	291,443
HP Inc.	18,351	472,905
NetApp Inc.	2,943	252,774
Seagate Technology PLC	3,112	147,353
Western Digital Corp.	3,579	209,515
Xerox Corp.	2,916	78,674
Total Technology Hardware, Storage & Peripherals		13,331,103
Total Information Technology		59,289,064

See Notes to Financial Statements.

22	QS S&P 500 Index Fund 2018 Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Materials — 2.4%
Chemicals — 1.8%
Air Products & Chemicals Inc.	2,667	$445,522
Albemarle Corp.	1,240	123,727
CF Industries Holdings Inc.	2,739	149,111
DowDuPont Inc.	26,417	1,698,877
Eastman Chemical Co.	1,766	169,042
Ecolab Inc.	2,949	462,344
FMC Corp.	1,706	148,729
International Flavors & Fragrances Inc.	967	134,529
LyondellBasell Industries NV, Class A Shares	3,696	378,877
Mosaic Co.	4,383	142,360
PPG Industries Inc.	2,881	314,404
Praxair Inc.	3,146	505,657
Sherwin-Williams Co.	907	412,875
Total Chemicals		5,086,054
Construction Materials — 0.1%
Martin Marietta Materials Inc.	775	141,011
Vulcan Materials Co.	1,591	176,919
Total Construction Materials		317,930
Containers & Packaging — 0.3%
Avery Dennison Corp.	1,026	111,167
Ball Corp.	3,966	174,464
International Paper Co.	4,914	241,523
Packaging Corp. of America	1,140	125,047
Sealed Air Corp.	1,947	78,172
WestRock Co.	3,002	160,427
Total Containers & Packaging		890,800
Metals & Mining — 0.2%
Freeport-McMoRan Inc.	16,084	223,889
Newmont Mining Corp.	5,714	172,563
Nucor Corp.	3,332	211,416
Total Metals & Mining		607,868
Total Materials		6,902,652
Real Estate — 2.6%
Equity Real Estate Investment Trusts (REITs) — 2.6%
Alexandria Real Estate Equities Inc.	1,414	177,867
American Tower Corp.	5,108	742,192
Apartment Investment & Management Co., Class A Shares	2,061	90,952
AvalonBay Communities Inc.	1,502	272,087

See Notes to Financial Statements.

QS S&P 500 Index Fund 2018 Annual Report	23

Schedule of investments (cont’d)

September 30, 2018

QS S&P 500 Index Fund

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — continued
Boston Properties Inc.	1,677	$206,422
Crown Castle International Corp.	5,009	557,652
Digital Realty Trust Inc.	2,369	266,465
Duke Realty Corp.	4,280	121,424
Equinix Inc.	913	395,229
Equity Residential	3,996	264,775
Essex Property Trust Inc.	693	170,970
Extra Space Storage Inc.	1,580	136,891
Federal Realty Investment Trust	900	113,823
HCP Inc.	4,799	126,310
Host Hotels & Resorts Inc.	8,863	187,009
Iron Mountain Inc.	2,809	96,967
Kimco Realty Corp.	5,780	96,757
Macerich Co.	965	53,355
Mid-America Apartment Communities Inc.	1,420	142,256
Prologis Inc.	7,465	506,052
Public Storage	1,677	338,134
Realty Income Corp.	3,100	176,359
Regency Centers Corp.	1,820	117,699
SBA Communications Corp.	1,132	181,833	*
Simon Property Group Inc.	3,556	628,523
SL Green Realty Corp.	1,171	114,208
UDR Inc.	3,450	139,483
Ventas Inc.	3,955	215,073
Vornado Realty Trust	2,157	157,461
Welltower Inc.	4,491	288,861
Weyerhaeuser Co.	7,974	257,321
Total Equity Real Estate Investment Trusts (REITs)		7,340,410
Real Estate Management & Development — 0.0%
CBRE Group Inc., Class A Shares	3,209	141,517	*
Total Real Estate		7,481,927
Utilities — 2.8%
Electric Utilities — 1.7%
Alliant Energy Corp.	3,010	128,136
American Electric Power Co. Inc.	5,646	400,188
Duke Energy Corp.	8,133	650,803
Edison International	4,000	270,720
Entergy Corp.	2,216	179,784
Evergy Inc.	3,160	173,547

See Notes to Financial Statements.

24	QS S&P 500 Index Fund 2018 Annual Report

QS S&P 500 Index Fund

Security		Shares	Value
Electric Utilities — continued
Eversource Energy		3,504	$215,286
Exelon Corp.		11,396	497,549
FirstEnergy Corp.		5,168	192,095
NextEra Energy Inc.		5,615	941,074
PG&E Corp.		6,055	278,591
Pinnacle West Capital Corp.		1,201	95,095
PPL Corp.		7,827	229,018
Southern Co.		11,208	488,669
Xcel Energy Inc.		5,801	273,865
Total Electric Utilities			5,014,420
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.		5,317	74,438
NRG Energy Inc.		3,403	127,272
Total Independent Power and Renewable Electricity Producers			201,710
Multi-Utilities — 0.9%
Ameren Corp.		2,600	164,372
CenterPoint Energy Inc.		5,024	138,913
CMS Energy Corp.		3,763	184,387
Consolidated Edison Inc.		3,791	288,836
Dominion Energy Inc.		7,356	516,980
DTE Energy Co.		2,014	219,788
NiSource Inc.		4,429	110,371
Public Service Enterprise Group Inc.		5,730	302,487
SCANA Corp.		1,656	64,402
Sempra Energy		3,095	352,056
WEC Energy Group Inc.		3,569	238,266
Total Multi-Utilities			2,580,858
Water Utilities — 0.1%
American Water Works Co. Inc.		2,039	179,371
Total Utilities			7,976,359
Total Investments before Short-Term Investments (Cost — $108,739,851)			281,933,277

	Rate
Short-Term Investments — 1.0%
Invesco Treasury Portfolio, Institutional Class (Cost — $2,774,738)	2.042%	2,774,738	2,774,738
Total Investments — 100.0% (Cost — $111,514,589)			284,708,015
Other Assets in Excess of Liabilities — 0.0%			26,356
Total Net Assets — 100.0%			$284,734,371

*	Non-income producing security.

See Notes to Financial Statements.

QS S&P 500 Index Fund 2018 Annual Report	25

Schedule of investments (cont’d)

September 30, 2018

QS S&P 500 Index Fund

At September 30, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
E-Mini S&P 500 Index	21	12/18	$3,058,206	$3,064,950	$6,744

See Notes to Financial Statements.

26	QS S&P 500 Index Fund 2018 Annual Report

Statement of assets and liabilities

September 30, 2018

Assets:
Investments, at value (Cost — $111,514,589)	$284,708,015
Dividends and interest receivable	244,109
Deposits with brokers for open futures contracts	126,000
Receivable for Fund shares sold	92,914
Receivable from broker — variation margin on open futures contracts	10,299
Prepaid expenses	25,863
Total Assets	285,207,200

Liabilities:
Payable for Fund shares repurchased	249,536
Service and/or distribution fees payable	43,565
Investment management fee payable	33,923
Trustees’ fees payable	2,808
Accrued expenses	142,997
Total Liabilities	472,829
Total Net Assets	$284,734,371

Net Assets:
Par value (Note 7)	$103
Paid-in capital in excess of par value	103,104,931
Undistributed net investment income	2,484,970
Accumulated net realized gain on investments and futures contracts	5,944,197
Net unrealized appreciation on investments and futures contracts	173,200,170
Total Net Assets	$284,734,371

Net Assets:
Class A	$265,474,257
Class D	$19,260,114

Shares Outstanding:
Class A	9,578,760
Class D	689,280

Net Asset Value:
Class A	$27.71
Class D	$27.94

See Notes to Financial Statements.

QS S&P 500 Index Fund 2018 Annual Report	27

Statement of operations

For the Year Ended September 30, 2018

Investment Income:
Dividends	$5,126,246
Interest	41,210
Total Investment Income	5,167,456

Expenses:
Investment management fee (Note 2)	682,611
Service and/or distribution fees (Notes 2 and 5)	512,125
Transfer agent fees (Note 5)	186,609
Legal fees	54,854
Fund accounting fees	51,599
Registration fees	50,802
Audit and tax fees	46,221
Standard & Poor’s license fees	27,266
Shareholder reports	25,777
Trustees’ fees	17,664
Insurance	4,289
Custody fees	3,010
Miscellaneous expenses	4,439
Total Expenses	1,667,266
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(90,224)
Net Expenses	1,577,042
Net Investment Income	3,590,414

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions	11,074,941
Futures contracts	358,978
Net Realized Gain	11,433,919
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	28,179,033
Futures contracts	(27,388)
Change in Net Unrealized Appreciation (Depreciation)	28,151,645
Net Gain on Investments and Futures Contracts	39,585,564
Increase in Net Assets From Operations	$43,175,978

See Notes to Financial Statements.

28	QS S&P 500 Index Fund 2018 Annual Report

Statements of changes in net assets

For the Years Ended September 30,	2018	2017

Operations:
Net investment income	$3,590,414	$3,931,553
Net realized gain	11,433,919	9,661,296
Change in net unrealized appreciation (depreciation)	28,151,645	27,511,250
Increase in Net Assets From Operations	43,175,978	41,104,099

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(3,500,008)	(4,100,015)
Net realized gains	(9,042,395)	(5,502,137)
Decrease in Net Assets From Distributions to Shareholders	(12,542,403)	(9,602,152)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	20,528,690	15,373,830
Reinvestment of distributions	12,465,914	9,499,282
Cost of shares repurchased	(38,524,642)	(38,516,911)
Decrease in Net Assets From Fund Share Transactions	(5,530,038)	(13,643,799)
Increase in Net Assets	25,103,537	17,858,148

Net Assets:
Beginning of year	259,630,834	241,772,686
End of year*	$284,734,371	$259,630,834
*Includes undistributed net investment income of:	$2,484,970	$2,391,604

See Notes to Financial Statements.

QS S&P 500 Index Fund 2018 Annual Report	29

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30:
Class A Shares[1]	2018	2017	2016	2015	2014

Net asset value, beginning of year	$24.81	$21.89	$19.57	$20.06	$17.09

Income (loss) from operations:
Net investment income	0.34	0.36	0.34	0.31	0.27
Net realized and unrealized gain (loss)	3.78	3.45	2.52	(0.54)	2.95
Total income (loss) from operations	4.12	3.81	2.86	(0.23)	3.22

Less distributions from:
Net investment income	(0.34)	(0.38)	(0.40)	(0.26)	(0.25)
Net realized gains	(0.88)	(0.51)	(0.14)	—	—
Total distributions	(1.22)	(0.89)	(0.54)	(0.26)	(0.25)

Net asset value, end of year	$27.71	$24.81	$21.89	$19.57	$20.06
Total return[2]	17.19%	17.95%	14.82%	(1.21)%	19.01%

Net assets, end of year (millions)	$265	$247	$232	$223	$240

Ratios to average net assets:
Gross expenses	0.62%	0.60%	0.61%	0.61%	0.62%
Net expenses[3,4]	0.59	0.59	0.59	0.59	0.59
Net investment income	1.30	1.57	1.62	1.48	1.45

Portfolio turnover rate	2%	2%	3%	2%	12%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects fee waivers and/or expense reimbursements.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.59%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

See Notes to Financial Statements.

30	QS S&P 500 Index Fund 2018 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30:
Class D Shares[1]	2018	2017	2016	2015	2014

Net asset value, beginning of year	$25.01	$22.05	$19.71	$20.20	$17.21

Income (loss) from operations:
Net investment income	0.39	0.41	0.38	0.35	0.31
Net realized and unrealized gain (loss)	3.81	3.48	2.54	(0.54)	2.96
Total income (loss) from operations	4.20	3.89	2.92	(0.19)	3.27

Less distributions from:
Net investment income	(0.39)	(0.42)	(0.44)	(0.30)	(0.28)
Net realized gains	(0.88)	(0.51)	(0.14)	—	—
Total distributions	(1.27)	(0.93)	(0.58)	(0.30)	(0.28)

Net asset value, end of year	$27.94	$25.01	$22.05	$19.71	$20.20
Total return[2]	17.40%	18.24%	15.05%	(1.01)%	19.23%

Net assets, end of year (millions)	$19	$13	$10	$8	$9

Ratios to average net assets:
Gross expenses	0.45%	0.44%	0.45%	0.44%	0.53%
Net expenses[3,4]	0.39	0.39	0.39	0.39	0.39
Net investment income	1.50	1.77	1.82	1.68	1.65

Portfolio turnover rate	2%	2%	3%	2%	12%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects fee waivers and/or expense reimbursements.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class D shares did not exceed 0.39%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

See Notes to Financial Statements.

QS S&P 500 Index Fund 2018 Annual Report	31

Notes to financial statements

1. Organization and significant accounting policies

QS S&P 500 Index Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

32	QS S&P 500 Index Fund 2018 Annual Report

adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

QS S&P 500 Index Fund 2018 Annual Report	33

Notes to financial statements (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks†	$281,933,277	—	—	$281,933,277
Short-term investments†	2,774,738	—	—	2,774,738
Total investments	$284,708,015	—	—	$284,708,015
Other financial instruments:
Futures contracts	6,744	—	—	6,744
Total	$284,714,759	—	—	$284,714,759

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions.

34	QS S&P 500 Index Fund 2018 Annual Report

Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of September 30, 2018, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the

QS S&P 500 Index Fund 2018 Annual Report	35

Notes to financial statements (cont’d)

ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(f) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2018, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

36	QS S&P 500 Index Fund 2018 Annual Report

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Undistributed Net Investment Income	Accumulated Net Realized Gain
(a)	$2,960	$(2,960)

(a)	Reclassifications are due to book/tax differences in the treatment of gains realized on certain investments.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and QS Investors, LLC (“QS Investors”) is the Fund’s subadviser. Western Asset Management Company, LLC (formerly Western Asset Management Company) (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, QS Investors and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.25% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For their services, LMPFA pays QS Investors and Western Asset monthly an aggregate fee equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A and Class D shares did not exceed 0.59% and 0.39%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

During the year ended September 30, 2018, fees waived and/or expenses reimbursed amounted to $90,224.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

QS S&P 500 Index Fund 2018 Annual Report	37

Notes to financial statements (cont’d)

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the year ended September 30, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$6,452,438
Sales	20,427,000

At September 30, 2018, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$115,619,520	$178,916,035	$(9,827,540)	$169,088,495
Futures contracts	—	6,744	—	6,744

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at September 30, 2018.

ASSET DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$6,744

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended September 30, 2018. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$358,978

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$(27,388)

38	QS S&P 500 Index Fund 2018 Annual Report

During the year ended September 30, 2018, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$3,151,014

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A shares calculated at the annual rate of 0.20% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.

For the year ended September 30, 2018, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$512,125	†	$171,478
Class D	—		15,131
Total	$512,125		$186,609

†	The amount shown is exclusive of expense reimbursements. For the year ended September 30, 2018, the service and/or distribution fees reimbursed amounted to $242 for Class A shares.

For the year ended September 30, 2018, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$80,705
Class D	9,519
Total	$90,224

6. Distributions to shareholders by class

	Year Ended September 30, 2018	Year Ended September 30, 2017
Net Investment Income:
Class A	$3,311,246	$3,914,974
Class D	188,762	185,041
Total	$3,500,008	$4,100,015

Net Realized Gains:
Class A	$8,613,902	$5,278,650
Class D	428,493	223,487
Total	$9,042,395	$5,502,137

QS S&P 500 Index Fund 2018 Annual Report	39

Notes to financial statements (cont’d)

7. Shares of beneficial interest

At September 30, 2018, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Year Ended September 30, 2018		Year Ended September 30, 2017
	Shares	Amount	Shares	Amount
Class A
Shares sold	539,955	$13,904,797	572,765	$13,034,824
Shares issued on reinvestment	478,734	11,848,658	416,625	9,090,754
Shares repurchased	(1,389,373)	(35,830,689)	(1,639,648)	(37,371,167)
Net decrease	(370,684)	$(10,077,234)	(650,258)	$(15,245,589)

Class D
Shares sold	258,026	$6,623,893	98,895	$2,339,006
Shares issued on reinvestment	24,779	617,256	18,612	408,528
Shares repurchased	(103,782)	(2,693,953)	(48,987)	(1,145,744)
Net increase	179,023	$4,547,196	68,520	$1,601,790

8. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal years ended September 30, was as follows:

	2018	2017
Distributions paid from:
Ordinary income	$3,813,699	$4,330,724
Net long-term capital gains	8,728,704	5,271,428
Total distributions paid	$12,542,403	$9,602,152

As of September 30, 2018, the components of accumulated earnings (losses) on a tax basis were as follows:

Undistributed ordinary income — net	$2,655,205
Undistributed long-term capital gains — net	9,935,816
Total undistributed earnings	$12,591,021
Other book/tax temporary differences(a)	(56,923)
Unrealized appreciation (depreciation)(b)	169,095,239
Total accumulated earnings/(losses) — net	$181,629,337

(a)

Other book/tax temporary differences are attributable to the realization for tax purposes of unrealized gains (losses) on certain futures contracts and book/tax differences in the timing of the deductibility of various expenses.

(b)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to book/tax differences in the treatment of distributions from real estate investment trusts and certain investments, and to the tax deferral of losses on wash sales.

40	QS S&P 500 Index Fund 2018 Annual Report

Report of independent registered public accounting firm

To the Board of Trustees of Legg Mason Partners Equity Trust and Shareholders of QS S&P 500 Index Fund

Opinion on the financial statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of QS S&P 500 Index Fund (one of the funds constituting Legg Mason Partners Equity Trust, referred to hereafter as the “Fund”) as of September 30, 2018, the related statement of operations for the year ended September 30, 2018 and the statement of changes in net assets and financial highlights for each of the two years in the period ended September 30, 2018, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2018, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period ended September 30, 2018 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended September 30, 2016 and the financial highlights for each of the periods ended on or prior to September 30, 2016 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated November 15, 2016 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2018 by correspondence with the custodian and broker; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Baltimore, MD

November 16, 2018

We have served as the auditor of one or more investment companies in Legg Mason investment company group name since 1973. We have not determined the specific year we began serving as auditor.

QS S&P 500 Index Fund 2018 Annual Report	41

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of QS S&P 500 Index Fund (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202. Information pertaining to the Trustees and officers of the Fund is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 1-877-721-1926.

Independent Trustees†
Paul R. Ades
Year of birth	1940
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during past five years	Paul R. Ades, PLLC (law firm) (since 2000)
Number of funds in fund complex overseen by Trustee	47
Other board memberships held by Trustee during past five years	None

Andrew L. Breech
Year of birth	1952
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during past five years	President, Dealer Operating Control Service, Inc. (automotive retail management) (since 1985)
Number of funds in fund complex overseen by Trustee	47
Other board memberships held by Trustee during past five years	None

Dwight B. Crane
Year of birth	1937
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1981
Principal occupation(s) during past five years	Professor Emeritus, Harvard Business School (since 2007); formerly, Professor, Harvard Business School (1969 to 2007); Independent Consultant (since 1969)
Number of funds in fund complex overseen by Trustee	47
Other board memberships held by Trustee during past five years	None

42	QS S&P 500 Index Fund

Independent Trustees† cont’d
Althea L. Duersten
Year of birth	1951
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 2014
Principal occupation(s) during past five years	Retired (since 2011); formerly, Chief Investment Officer, North America, JPMorgan Chase (investment bank) and member of JPMorgan Executive Committee (2007 to 2011)
Number of funds in fund complex overseen by Trustee	47
Other board memberships held by Trustee during past five years	None

Frank G. Hubbard
Year of birth	1937
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1993
Principal occupation(s) during past five years	President, Fealds, Inc. (business development) (since 2016); formerly, President, Avatar International Inc. (business development) (1998 to 2015)
Number of funds in fund complex overseen by Trustee	47
Other board memberships held by Trustee during past five years	None

Howard J. Johnson
Year of birth	1938
Position(s) with Trust	Trustee and Chairman
Term of office[1] and length of time served[2]	From 1981 to 1998 and since 2000 (Chairman since 2013)
Principal occupation(s) during past five years	Chief Executive Officer, Genesis Imaging LLC (technology company) (since 2003)
Number of funds in fund complex overseen by Trustee	47
Other board memberships held by Trustee during past five years	None

Jerome H. Miller
Year of birth	1938
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1995
Principal occupation(s) during past five years	Retired
Number of funds in fund complex overseen by Trustee	47
Other board memberships held by Trustee during past five years	None

QS S&P 500 Index Fund	43

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees† cont’d
Ken Miller
Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during past five years	Retired; formerly, President, Young Stuff Apparel Group, Inc. (apparel manufacturer), division of Li & Fung (1963 to 2012)
Number of funds in fund complex overseen by Trustee	47
Other board memberships held by Trustee during past five years	None

John J. Murphy
Year of birth	1944
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 2002
Principal occupation(s) during past five years	President (since 2017) and formerly, Founder and Senior Principal (1983 to 2017), Murphy Capital Management (investment management); and Senior Vice President, Peapack-Gladstone Bank (commercial bank) (since 2017)
Number of funds in fund complex overseen by Trustee	47
Other board memberships held by Trustee during past five years	Trustee, UBS Funds (24 funds) (since 2008); Trustee, Consulting Group Capital Markets Funds (11 funds) (since 2002); Director, Fort Dearborn Income Securities, Inc. (2013 to 2016)

Thomas F. Schlafly
Year of birth	1948
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during past five years	Chairman, The Saint Louis Brewery, LLC (brewery) (since 2012); formerly, President, The Saint Louis Brewery, Inc. (1989 to 2012); Senior Counsel (since 2017) and formerly, Partner (2009 to 2016), Thompson Coburn LLP (law firm)
Number of funds in fund complex overseen by Trustee	47
Other board memberships held by Trustee during past five years	Director, Citizens National Bank of Greater St. Louis (since 2006)

44	QS S&P 500 Index Fund

Interested Trustees and Officer
Jane Trust, CFA[3]
Year of birth	1962
Position(s) with Trust	Trustee, President and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during past five years	Senior Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2018); Managing Director of Legg Mason & Co. (2016 to 2018); Officer and/or Trustee/ Director of 147 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Vice President of LMPFA (2015); Director of ClearBridge, LLC (formerly, Legg Mason Capital Management, LLC) (2007 to 2014); Managing Director of Legg Mason Investment Counsel & Trust Co. (2000 to 2007)
Number of funds in fund complex overseen by Trustee	138
Other board memberships held by Trustee during past five years	None

Additional Officers
Ted P. Becker Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

Susan Kerr Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1949
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during past five years	Assistant Vice President of Legg Mason & Co. and Legg Mason Investor Services, LLC (“LMIS”) (since 2010); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer of LMIS (since 2012); Senior Compliance Officer of LMIS (since 2011); formerly, AML Consultant, DTCC (2010); AML Consultant, Rabobank Netherlands, (2009); First Vice President, Director of Marketing & Advertising Compliance and Manager of Communications Review Group at Citigroup Inc. (1996 to 2008)

QS S&P 500 Index Fund	45

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers cont’d
Jenna Bailey Legg Mason 100 First Stamford Place, 5th Floor, Stamford, CT 06902
Year of birth	1978
Position(s) with Trust	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during past five years	Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2015); Compliance Officer of Legg Mason & Co. (since 2013); Assistant Vice President of Legg Mason & Co. (since 2011); formerly, Associate Compliance Officer of Legg Mason & Co. (2011 to 2013)

Robert I. Frenkel Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1954
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel — U.S. Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Thomas C. Mandia Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1962
Position(s) with Trust	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers)

46	QS S&P 500 Index Fund

Additional Officers cont’d
Richard F. Sennett Legg Mason 100 International Drive, 7th Floor, Baltimore, MD 21202
Year of birth	1970
Position(s) with Trust	Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Principal Financial Officer and Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011 and since 2013); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)

Christopher Berarducci Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1974
Position(s) with Trust	Treasurer
Term of office[1] and length of time served[2]	Since 2014
Principal occupation(s) during past five years	Director of Legg Mason & Co. (since 2015); Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2010); formerly, Vice President of Legg Mason & Co. (2011 to 2015); Assistant Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010)

Jeanne M. Kelly Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); formerly, Senior Vice President of LMFAM (2013 to 2015)

QS S&P 500 Index Fund	47

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

†	Trustees who are not “interested persons” of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Ms. Trust is an “interested person” of the Funds, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

48	QS S&P 500 Index Fund

Important tax information (unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended September 30, 2018:

Record date:	12/5/2017
Payable date:	12/6/2017
Ordinary income:
Qualified dividend income for individuals	100.00%
Dividends qualifying for the dividends
received deduction for corporations	100.00%

Please retain this information for your records.

QS S&P 500 Index Fund	49

QS

S&P 500 Index Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon (“BNY”)*

*	Effective April 9, 2018, BNY became custodian.

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

QS S&P 500 Index Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

QS S&P 500 Index Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS S&P 500 Index Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2018 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identify verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE ANNUAL REPORT

www.leggmason.com

© 2018 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD04121 11/18 SR18-3464

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Dwight B. Crane possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Dwight B. Crane as the Audit Committee’s financial expert Dwight B. Crane is an “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending September 30, 2017 and September 30, 2018 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $182,960 in September 30, 2017 and $207,534 in September 30, 2018.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in September 30, 2017 and $0 in September 30, 2018.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $24,920 in September 30, 2017 and $25,400 in September 30, 2018. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees.

The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Equity Trust., were $0 in September 30, 2017 and $0 in September 30, 2018.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Equity Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Equity Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for September 30, 2017 and September 30, 2018; Tax Fees were 100% and 100% for September 30, 2017 and September 30, 2018; and Other Fees were 100% and 100% for September 30, 2017 and September 30, 2018.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Equity Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Equity Trust during the reporting period were $160,000 in September 30, 2017 and $432,645 in September 30, 2018.

(h) Yes. Legg Mason Partners Equity Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Equity Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: November 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: November 21, 2018

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date: November 21, 2018